UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP

3043 Townsgate Road  Westlake Village, California 91361

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road  Westlake Village, California 91361
 (818) 224-7050

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Consolidated Schedule of Investments.
PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
September 30, 2017 (Unaudited)

INVESTMENTS - 51%*
MORTGAGE INVESTMENTS - < 1%*
	Note	Maturity		Principal	Fair
Description	interest rate	date	State	amount	value
Mortgage loans
Mortgage Loan ID#1000043476	8.17%	9/7/2029	NV	$161,986	$42,771
Mortgage Loan ID#1000043672	6.38%	2/1/2038	NY	551,821	27,319
Mortgage Loan ID#1000016152	5.75%	5/1/2032	NY	93,495	17,851
Mortgage Loan ID#1000043833	6.38%	2/1/2034	NY	115,112	(8,583)
Mortgage Loan ID#1000028857	7.75%	9/1/2036	NY	455,000	(19,318)
Mortgage Loan ID#1000016313	%7.00	10/1/2037	NY	398,129	(33,326)
				1,775,543	26,714

				Principal	Fair
Description			State	amount	value
Real estate acquired in settlement of loans
Property ID#1000003959			PA	$-	$5,000
				-	5,000

TOTAL MORTGAGE INVESTMENTS (Cost $1,109,658)				1,775,543	31,714

SHORT-TERM INVESTMENT - 51%*
					Fair
Name of Issuer				Shares	value
Short-Term Investment
Morgan Stanley Liquidity Funds: Government Institutional Shares
yield 0.91% at September 30, 2017				$13,537,196	$13,537,196

TOTAL SHORT-TERM INVESTMENT (Cost $13,537,196)				13,537,196	13,537,196

TOTAL INVESTMENTS (Cost $14,646,854)					13,568,910

Other assets in excess of other liabilities - 49%*					13,008,024

TOTAL PARTNERS’ CAPITAL - 100%*					$26,576,934

* Percentages are stated as a percent of partners’ capital

Fair Value of Investments

PNMAC Mortgage Opportunity Fund, LP (“the Master Fund”) carries its investments at fair values with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect PNMAC Capital Management, LLC (the “Investment Manager”) own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” fair value financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values.  Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values.  Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the period ended September 30, 2017:

Note 3—Fair Value
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$13,537,196	$-	$-	$13,537,196
Mortgage loans	-	-	26,714	26,714
Real estate acquired in settlement of loans	-	-	5,000	5,000
	$13,537,196	$-	$31,714	$13,568,910

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.

	Mortgage Loans	REO	Total
Assets:
Balance at January 1, 2017	$106,836,198	$18,405,400	$125,241,598
Sales	(103,908,276)	(21,469,639)	(125,377,915)
Repayments	(4,505,606)	-	(4,505,606)
Capitalization of interest	3,930,322	-	3,930,322
Accrual of unearned discounts	10,849,629	-	10,849,629
Transfers of mortgage loans and advances to REO	(5,078,515)	6,891,478	1,812,963
Net gains/(losses) on investments:
Realized	11,377,221	(3,891,549)	7,485,672
Unrealized	(19,474,259)	69,310	(19,404,949)
Balance at September 30, 2017	$26,714	$5,000	$31,714

Changes in fair value recognized during the period
relating to assets still held at September 30, 2017	$(1,588,468)	$5,000	$(1,583,468)

Asset-backed
Financing
Liabilities:
Balance at January 1, 2017	50,297,683
Issuances	-
Repayments	(50,111,578)
Unrealized net losses on borrowings	(186,105)
Balance at September 30, 2017	-

Valuation Techniques and Assumptions
Mortgage Loans
Due to the small number of remaining mortgage loans held by the Master Fund, the Investment Manager assigns fair values to each of the mortgage loans based on its individual assessment of the cash flows to be realized from the expected resolution of the individual assets. Such assessments of expected resolution of the individual assets include pending offers of resolution between the borrower and the Master Fund and the Investment Manager’s estimate of proceeds on sale of the individual mortgage loans to a non-affiliate based on the results of the sale of substantially all of the remaining investments of the Master Fund on August 9, 2017.
            Real Estate Acquired in Settlement of Loans
Fair value of real estate acquired in settlement of loans (“REO”) is determined using the Investment Manager's estimate of proceeds on sale of the property to a non-affiliate based on the results of the sale of substantially all of the remaining investments of the Master Fund on August 9, 2017.
Asset-Backed Secured Financing
The fair value of the Master Fund’s asset-backed secured financing was estimated based on quoted indications of fair value provided by non-affiliate brokers.

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)        /s/ David A. Spector
David A. Spector, CEO

Date          11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ David A. Spector
David A. Spector, CEO

Date          11/28/2017

By (Signature and Title)         /s Andrew S. Chang
Andrew S. Chang, CFO

Date          11/28/2017